Statement of compliance	6 Months Ended
Jun. 30, 2018
Statement of compliance
Statement of compliance

2.Statement of compliance

The unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting as issued by the International Accounting Standard Board (‘‘IASB’’) and related interpretations issued by the IFRS Interpretations Committee. The unaudited interim condensed consolidated financial statements included in this quarterly report filed on Form 6-K do not include all of the information and notes required for a complete set of annual financial statements. The Group believes that the condensed information and disclosures made are adequate and that the information gives a true and fair view of the financial position and results of operations of the Group as of and for the period presented herein. In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments necessary to present fairly the Group’s financial position as of June 30, 2018 and the results of operations and cash flow for the three and six months ended June 30, 2018. The information included in this Form 6-K should be read in conjunction with the Group’s Annual Consolidated Financial Statements for the year ended December 31, 2017, which have been prepared in accordance with International Financial Reporting Standards (‘‘IFRS’’) as issued by the IASB included in the Group’s Annual Report on Form 20-F and filed with the Securities and Exchange Commission (“SEC”) on March 5, 2018. The results of the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for any subsequent quarter or for the fiscal year.